Summary of Significant Accounting Policies (Details) - Schedule of the Company’s Assets Measured at Fair Value - USD ($)	Mar. 31, 2024	Sep. 30, 2023	Sep. 30, 2022
Assets:
Short-term investments	$ 2,527,603	$ 13,219,005	$ 13,148,594
Level 1 [Member]
Assets:
Short-term investments
Level 2 [Member]
Assets:
Short-term investments
Level 3 [Member]
Assets:
Short-term investments	$ 2,527,603	$ 13,219,005